Document and Entity Information	Aug. 16, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001571498
Document Type	8-K
Document Period End Date	Aug. 16, 2019
Entity Registrant Name	EPIZYME, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35945
Entity Tax Identification Number	26-1349956
Entity Address, Address Line One	400 Technology Square
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	229-5872
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	EPZM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false